Supplement dated November 13, 2009 to your Prospectus

Separate Account Eleven

333-151805                  Premier Innovations — HV-6776

Supplement dated November 13, 2009 to your Prospectus

Fund Close

THE HARTFORD GLOBAL EQUITY FUND

The Hartford Global Equity Fund - Class R4 is closed to Contracts issued on or after November 13, 2009.

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.